Financial instruments by category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments
Financial assets	¥ 7,102,545	¥ 8,590,010
Financial liabilities	3,821,152	4,081,160
Liabilities at amortized cost | Trade and other payables (excluding non-financial liability items)
Disclosure of detailed information about financial instruments
Financial liabilities	1,464,750	1,226,120
Liabilities at amortized cost | Short-term borrowings
Disclosure of detailed information about financial instruments
Financial liabilities	815,260	2,283,307
Liabilities at amortized cost | Customers deposit
Disclosure of detailed information about financial instruments
Financial liabilities	1,350,171	405,853
Financial liability held at FVPL | Derivative financials liability
Disclosure of detailed information about financial instruments
Financial liabilities	190,971	165,880
Financial assets at amortized cost | Trade receivables
Disclosure of detailed information about financial instruments
Financial assets	891,174	838,690
Financial assets at amortized cost | Prepayments and other receivables (excluding non-financial asset items)
Disclosure of detailed information about financial instruments
Financial assets	543,538	304,340
Financial assets at amortized cost | Financial asset measured at amortized cost from virtual bank
Disclosure of detailed information about financial instruments
Financial assets	13,385	601,588
Financial assets at amortized cost | Restricted cash's
Disclosure of detailed information about financial instruments
Financial assets	1,060,427	2,280,499
Financial assets at amortized cost | Cash and cash equivalent
Disclosure of detailed information about financial instruments
Financial assets	1,399,370	3,055,194
Financial assets at fair value through other comprehensive income (FVOCI)
Disclosure of detailed information about financial instruments
Financial assets	1,122,998	21,828
Financial assets at fair value through profit or loss (FVPL)
Disclosure of detailed information about financial instruments
Financial assets	¥ 2,071,653	¥ 1,487,871